DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2012	2011
Total long-term debt due to third parties	504,906	691,549
Total long-term debt due to related parties	—	80,000
Total long-term debt (including related parties)	504,906	771,549
Less: current portion of long-term debt due to third parties and related parties	(14,400)	(64,306)
Long-term debt (including related parties)	490,506	707,243

Future repayments of outstanding debt (including related parties)	The outstanding debt as of December 31, 2012 is repayable as follows:

Year ending December 31,
(in thousands of $)
2013	14,400
2014	92,675
2015	91,900
2016	4,400
2017	301,531
Total	504,906

Components of debt
At December 31, 2012 and 2011, the Company's debt was as follows:

(in thousands of $)	2012	2011	Maturity date
World Shipholding revolving credit facility (a related party)	—	80,000	2013
Golar Maria facility	89,525	94,525	2014
Golar Arctic facility	96,250	101,250	2015
Golar Viking facility	90,800	95,200	2017
Convertible bonds	228,331	—	2017
Golar Partners and subsidiaries' loans:
Mazo facility	—	38,932	2013
Golar LNG Partners credit facility	—	257,500	2018
Golar Freeze facility	—	104,142	2018
	504,906	771,549